Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expenses
Current income tax expenses	$ 15,548,348	$ 781,238
Deferred income tax expenses
Deferred income tax expenses	(178,107)
Total income tax expenses
Total income tax expenses	15,370,241	781,238
Cayman [Member]
Current income tax expenses
Current income tax expenses
Deferred income tax expenses
Deferred income tax expenses
Total income tax expenses
Total income tax expenses
Singapore [Member]
Current income tax expenses
Current income tax expenses	15,298,124	51,238
Deferred income tax expenses
Deferred income tax expenses	(178,107)
Total income tax expenses
Total income tax expenses	15,120,017	51,238
Vietnam [Member]
Current income tax expenses
Current income tax expenses
Deferred income tax expenses
Deferred income tax expenses
Total income tax expenses
Total income tax expenses
China [Member]
Current income tax expenses
Current income tax expenses
Deferred income tax expenses
Deferred income tax expenses
Total income tax expenses
Total income tax expenses
USA [Member]
Current income tax expenses
Current income tax expenses	250,224	730,000
Deferred income tax expenses
Deferred income tax expenses
Total income tax expenses
Total income tax expenses	250,224	730,000
Ethiopia [Member]
Current income tax expenses
Current income tax expenses
Deferred income tax expenses
Deferred income tax expenses
Total income tax expenses
Total income tax expenses